SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Line Items]
Restricted cash		$ 46
Office furniture and equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Length of useful life	10 years
Depreciation rate	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Length of useful life	14 years
Depreciation rate	10.00%
Laboratory equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Length of useful life	3 years
Depreciation rate	15.00%
Laboratory equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Length of useful life	7 years
Depreciation rate	33.00%
Computer and auxiliary equipment [Member]
Accounting Policies [Line Items]
Length of useful life	3 years
Depreciation rate	33.00%
Options [Member]
Black-Scholes-Merton option-pricing model assumptions:
Expected volatility, minimum	59.00%	44.00%	50.00%
Expected volatility, maximum	60.00%	62.00%	60.00%
Risk-free rate, minimum	1.20%	1.29%	1.45%
Risk-free rate, maximum	2.10%	2.28%	1.72%
Dividend yield	0.00%	0.00%	0.00%
Share price			$ 3.01
Options [Member] | Minimum [Member]
Black-Scholes-Merton option-pricing model assumptions:
Expected term	5 years	4 years	5 years
Share price	$ 2.22	$ 3
Options [Member] | Maximum [Member]
Black-Scholes-Merton option-pricing model assumptions:
Expected term	10 years	10 years	6 years
Share price	$ 3.2	$ 5.12